J.P. Morgan Mortgage Trust 2024-7 ABS-15G

Exhibit 99.24

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	301035827	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the consumer. Response 1 (XX/XX/XXXX XXXXAM) The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) Reserve Assets-

A retirement account with XXXX has been used for reserves. The file does not contain terms of withdrawal for the account. Excluding retirement account; borrowers would be $XXXX short reserves. Please provide.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

The file does not contain a Fraud Tool verifying all Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists. Please provide.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

A 1008 signed by the underwriter is missingfrom the loan file. Please provide.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a CDA supporting the opinion of value in the origination appraisal report.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	301132226	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXXX) exceed the comparable charges ($XXX) by more than 10%. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Recording Fee was not accepted. Violation may be cured with a LOE, corrected PCCD, copy of the refund, and proof of delivery, 60 days from discovery. A cost to cure in the amount of $XXX is required.

Response 1 (XX/XX/XXXX XXXXAM)
Seller researching

Response 2 (XX/XX/XXXX XXXXAM)
The provided documentation is sufficient to cure the finding. (Resolved)

								(Clear) VVOE required- A VVOE is required within 10 days of Note date XX/XX/XXXX. No VVOE is in evidence in the file. Written VOE XX/XX/XXXX greater than 10 days from Note date. Please provide current VVOE. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports the original appraised value.	3	1	2	1	3	1	1	1	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A
XXXX	302984101	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Transcripts Missing- Tax Transcripts were not provided as required. Per Lender's guides the borrower's personal and business Tax Transcripts are required to be provided prior to closing date. Neither Tax Transcripts are not contained in the loan file. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is XXXX.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303263296	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained an AVM which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302967251	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer prior to the consummation date,' XX/XX/XXXX .

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
The information provided is not sufficient to clear the defect. A new 3 day waiting period was not required and is not in question. However the CD issued on the closing date of XX/XX/XXXX  was not signed, therefore the mailing rule was applied. The CD used at closing cannot be received after closing. (Upheld)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a Desk Review that supports the value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302794555	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Pay Stubs Missing-

The required pay stubs were not obtained from the applicant(s) or were not properly retained in the file. The co-borrower is employed with XXXX. Paystubs from this employer was not provided as required.

Response 2 (XX/XX/XXXX XXXXPM)
Co-Borrower paystubs do not support qualifying income. (Upheld)

Response 3 (XX/XX/XXXX XXXXAM)
Disagree. The newest paystubs, dated XX/XX/XXXX and XX/XX/XXXX respectively, reflect the co-borrower only works XXXX. (Upheld)

Response 4 (XX/XX/XXXX XXXXAM)
Application and DU received do not address defect. (Upheld)

Response 5 (XX/XX/XXXX XXXXAM)
New documentation to consider was not received. (Upheld)

Response 6 (XX/XX/XXXX XXXXPM)
New DU reflects Co-Borrower income of $XXXX per month; however, Co-Borrower actual income was calculated at $XXXX per month. (Upheld)

Response 7 (XX/XX/XXXX XXXXAM)
There were no paystubs provided to support the co-borrower's full time employment at origination. There was no documentation to support the transition from one payroll company to another or when the old company ended and the new company began. Nothing has been provided to document that the co-borrower works XXXX. (Upheld)

Response 8 (XX/XX/XXXX XXXXAM)
Most recent paystubs, dated XX/XX/XXXX andXX/XX/XXXX reflect co-borrower works 20 hours every 2 weeks. Income at origination is not supported. (Upheld)

Response 9 (XX/XX/XXXX XXXXPM)
Co-Borrower's documented income is $XXXX per month from part time employment according to the paystubs provided. 1008, 1003, and AUS provided, which reflects income of $XXXX per month does not address additional co-borrower income documentation to support the same. (Upheld)

Response 10 (XX/XX/XXXX XXXXAM)
Only part-time income is supported with paystub provided. (Upheld)

Response 11 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
Paystubs provided do not support qualifying income and reflect co-borrower as part time. (Upheld)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Fannie Mae Collateral Underwriter (CU) was provided with a risk score of 2.5.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302937086	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount of $XXXX. The following fees were included in the testing: Mortgage Broker Fee (Indirect) $XXXX; Points - Loan Discount Fee paid by Borrower: $XXXX and Underwriting Fee paid by Borrower: $XXXX Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Rental Property Income-

The documentation supporting income from other real estate owned is not adequately supported to meet underwriting guidelines. The following properties were qualified using gross rental income: XXXX at $XXXX per month, and at XXXX at $XXXX per month. Neither property was reflected on tax returns. The lease agreements are missing from the file as required.

Response 1 (XX/XX/XXXX XXXXAM)
Appraisal received does not address missing leases. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject property is located in the state of XXXX. Per the guidelines, lava zones 1 and 2 are ineligible. Upon review of the appraisal and loan documentation, it could not be determined what lava zone the subject property is in.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A Desk Review supports the appraised value (for loan amounts >$1MM to $2MM).	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303244427	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXX 4:47PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Income - Tax Return Documentation Incomplete- XXXX business tax returns were used for calculation of income. However; the returns are not signed and dated by the borrower as required per the guidelines. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score XXXX.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303296505	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX ; Second Appraisal Fee. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Income - Miscalculated/DTI Exceeds Tolerance-

Income was miscalculated at origination. Borrower files a Schedule C forXXXX. DU required two years of tax returns for calculation of income; average income is $XXXX. The lender obtained a P&L and used XXXX andXXXX year-to-date average of $XXXX for Schedule C income. Lender grossed up borrower’s Pension income by 2%; however,XXXX tax tax returns do not indicate 2% was non-taxable, only a minimal amount of $XXXX from $XXXX received. Lender’s Pension calculation $XXXX; review calculation $XXXX from Pension Letter. Borrower’s property located at XXXX is a condominium. Lender failed to include monthly HOA dues of $XXXX in calculation of PITIA which resulted in rent loss of $XXXX instead of lender’s calculation of $XXXX rent loss. Rental income calculations for 4 other rental properties and one piece of land during review increased net income for these from $XXXX to $XXXX. SSI income at origination $XXXX; audit SSI income $XXXX which is gross up of 15% per tax returns. Lender total income at origination $XXXX; review income $XXXX. As a result; DTI increased from XXXX% to XXXX%. Maximum DTI allowed per guidelines is 45%.

Response 1 (XX/XX/XXXX XXXXPM)
Client requested waive based on compensating factors. (Waived)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XXXX Desk Review which supports the value in the origination appraisal report.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	303324131	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- A verification of business for XXXX. was obtained XX/XX/XXXX which is more than 30 days from Note date XX/XX/XXXX. The file does contain a VVOE signed by the lender indicating a business search was completed through the XXXX on XX/XX/XXXX; however, the document in the file indicates a different company which is not owned by the borrower (XXXX).	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is XXXX.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	303348255	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXXX) exceed the comparable charges ($XXXX) by more than 10%. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Lender Title Insurance, Title Endorsements and Notice of Settlement. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet for borrower's business with XXXX, per lender's guidelines.

Response 1 (XX/XX/XXXX XXXXAM)
Balance Sheet is not required. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The loan file was missing a current mortgage statement on the borrower's retained property located at XXXX evidencing the total mortgage payment includes the escrows for taxes and insurance.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of XXXX which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303325915	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on one or more borrowers, however the recalculated DTI is not within allowable tolerances (3%) or DTI MAX. The borrower was qualified with a DTI of XXXX% based on combined monthly income totaling $XXXX which included monthly base salary of $XXXX and monthly pension income totaling $XXXX. The monthly pension income was from the XXXX XXXX in the amount of $XXXX and from the XXXX in the amount of $XXXX, and the loan file contained Pension Statements for each Pension; however, the XXXX reflected the borrower was currently receiving $XXXX per month and would not be receiving $XXXX per month until XX/XX/XXXX. The DTI recalculated using the current pension benefits increased to XXXX% which exceeds lender guidelines.

Response 1 (XX/XX/XXXX XXXXPM)
Client requested waive based on compensating factors. (Waived)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The Loan file contains a XXXX Appraisal Department Desk Review which supported the appraised value.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	303317899	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX 'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,'XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($525.00) exceed the comparable charges ($172.00) by more than 10%. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $335.80 is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The LOE has been provided. The PCCD, A copy of the Refund Check and Proof of Delivery is required. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Income - Other/Missing- The AUS required a cash flow analysis (Form 1084) which was not in the loan file to verify income and liquidity of the borrowers' business. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The guidelines require for loan amounts between $XXXX and $XXXX a desk review is required; however was not in the loan file. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)	3	2	3	1	3	2	3	1	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B
XXXX	302410419	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) ROR - Timing-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (XX/XX/XXXX XXXXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Closing Information/Closing Date-

The CD issued on XX/XX/XXXX  does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

(Open) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on 02/08/2021. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan file documentation reflects a CU Score of XXXX. An internal desk review was present indicating the opinion of value is acceptable.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302717218	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing-

The Security Instrument (Mortgage/Deed of Trust) is missing.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) ROR - Missing-

There is no evidence in the file that the Right to Cancel Notice was provided to the borrower and/or all consumers with a right to rescind. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(b), (a)(1)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Initial Escrow Statement - Missing-

The Initial Escrow Account Statement is missing from the file. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.17(g), (h)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

This loan failed the per diem interest amount test. (XX Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan ($XXXX) exceeds the per diem interest charge or credit threshold ($XXXX).

Response 2 XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The LOE, PCCD and Proof of delivery of PCCD have been provided. A copy of the refund check and proof of delivery of refund is required. (Upheld)

(Clear) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 5 Days of the Note Date. The VVOE/TWN in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most recent quarter Balance Sheet as required.

Response 1 XX/XX/XXXX XXXXPM)
Explanation received is sufficient. (Resolved)

(Clear) Income - Missing P&L-

Self-Employed Borrower. Missing unaudited most recent quarter Profit and Loss Statement signed by borrower reporting business review, expenses, and net income.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan included a desk review completed by XXXX.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302482045	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX : Appraisal Fee and Second Appraisal Fee.	(Clear) Verification Documentation - VOE/Missing-

A VOE is missing from the loan file. The loan file is missing a VOE for both the borrower and co-borrower.

Response 1 (XX/XX/XXXX XXXXPM)
Primary borrower VVOE provided is expired. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Return Documentation Incomplete-

Tax returns for the previous two (2) years (including all schedules and W2 forms) were not obtained or were not properly retained in the file. XXXX and XXXX personal tax returns (1040's) were provided to support rental income.; however, tax returns were not signed as required.

Response 1 XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a XXXX Desk Review as required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	303016834	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Reinspection Fee.

(Clear) Assets - Earnest Money Deposit-

The earnest money deposit was not properly documented and/or sourced. The loan file was missing the bank statements to clear the EMD checks of $XXXX, $XXXX written from XXXX acct XXXX for the months of XXXX, XXXX, XXXX and checks of $XXXX, $XXXX written from XXXX acct XXXX for the month of XXXX. Without including the EMD credits the borrower would be short verified funds to close.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Repairs-

The appraisal indicated subject to completion per plans and specifications was required to support value, and no final inspection or evidence of completion was found in the file.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - W2(s) Missing-

K1's missing from the loan file. The co-borrower has ownership in the business with XXXX, however, the loan file did not contain the two years of K1's reflecting the percent of ownership. Per the Underwriter, the co-borrower has less than 25% ownership. Included in the income calculations were only the recent two years of w2 income.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of 1 which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303101043	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX  has already been provided in the loan file and states the reason for the Points - Loan Discount Fee increase is for a Loan Program Change and is not considered a valid reason without more details. A detailed reason/COC stating what Program Changes caused the increase to the Points - Loan Discount fee is required to determine if the COC is valid. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX  for the increase to the Points - Loan Discount Fee is valid. The Points - Loan Discount fee increased again on XX/XX/XXXX  without a valid COC. A detailed reason/COC stating what caused the increase to the Points - Loan Discount fee on XX/XX/XXXX  is required to determine if the COC is valid. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

								(Clear) Assets - Other- There are additional asset findings. XXXX was utilized for required funds for reserves. The file did not contain the Plan details to support borrower's ability to withdraw funds prior to retirement Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation provided only addresses conditions under which 401k funds may be borrowed against. Hardship withdrawal terms are still missing. (Upheld)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan file contains a XXXX department desk review which supports the appraised value	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303112620	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the Seller's address. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required. The Borrower is a first time homebuyer and rents at his current residence located at XXXX. Final 1003 indicated borrower pays rent totaling $XXXX per month; however, loan file did not contain canceled checks to support rental payment history as required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan file contains a XXXX department desk review which supports the appraise value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	303179977	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: appraisal fee . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score XXXX.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	303050543	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Missing-

The Security Instrument (Mortgage/Deed of Trust) is missing.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Liabilities - Excluded Debts-

The lender excluded Apple credit card with payments of $XXXX and a balance of $XXXX due to paid at closing. However; this is an open revolving account; no evidence the account was closed. Per the lender's guidelines; all open revolving accounts must be included in debts. Including account in qualifying debts, DTI increased from XXXX% to XXXX% which exceeds maximum allowed DTI of 45%.

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
Rebuttal l documents utilized income from the co-borrower of $XXXX per month; however, said income was not utilized at origination and the file does not contain complete documentation for the co-borrower's income. (Upheld)

(Clear) Debts - Not Verified-

The final application reflects a Discover account with a balance of $XXXX and payments $XXXX. However; the file does not contain documentation verifying the account.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XXXX Desk Review which supports the value in the origination appraisal report.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303025700	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller name and address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii) Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Gift Letter - Missing- A required gift letter was missing from the file and/or the donor funds were not verified. The DU and file documentation reflected a gift of $XXXX was provided to the borrower and reflected on the final Closing Disclosure. The gift letter was not provided as required. Response 1 (XX/XX/XXXX XXXXAM) The gift letter is still missing. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	303955773	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Borrower - Residency Alien Documentation-

B1 and B2 are both non permanent residences. The file is missing the required documentation/VISA. A Single Loan Variance was provided to accept the borrower with a L2 class visa. The conditions to the SLV required copies of all the Visa's for the borrowers which were not in the loan file, therefore the SLV is not valid.

Response 1 (XX/XX/XXXX XXXXAM)
Work Authorization and Pass Port for B1 as wells as Pass Port for B2 received. Sufficient to waive original defect. (Waived)

(Open) Program Parameters - Property Type-

The appraisal states the property is a SFR and contains an ADU. A single loan variance was provided and approved to accept a main dwelling and a detached ADU on the same parcel. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	300865352	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Miscellaneous- The loan file contained a copy of the XXXX as required; however, the form was blank; therefore did not meet the lender requirement. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable-

The appraised value was supported within 5% and all applicable appraisal guidelines were satisfied. The client supplied appraisal has a value of $XXXX as of XX/XX/XXXX. All four comps (3 sold and 1 listing) arewithin XXXX mile radius. All sales are within twelve months of appraisal date. Unadjusted sales and/or list prices range from $XXXX to$XXXX. Sales differ from the subject and varied in attributes, however, after all factors were considered they appeared reasonable. After the appraisal and additional market data were reviewed, the subject’s appraised value appears supported.

										4	1	4	1	1	1	1	1	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A